                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

                         SUPPLEMENT DATED JUNE 11, 2008
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 31, 2007,
        AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007 AND MAY 1, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED OCTOBER 31, 2007,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 2008

    The Prospectuses are hereby supplemented as follows:

    The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

    The Fund is managed by members of the Global Value team. The Global Value team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Colin McQueen, a Managing Director of the Subadviser, Douglas McGraw, Martin J. Moorman and Stephen Walker, each an Executive Director of the Subadviser, and Alexander Vislykh, a Vice President of the Subadviser.

    Mr. McQueen has been associated with the Subadviser in an investment management capacity since December 2005 and began managing the Fund in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Subadviser and its investment management affiliates in an investment management capacity since 2001 and began managing the Fund in October 2004. Mr. Moorman has been associated with the Subadviser in an investment management capacity since September 2003 and began managing the Fund in October 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Mr. Walker has been associated with the Subadviser in an investment management capacity since May 2008 and began managing the Fund in May 2008. Prior to May 2008, Mr. Walker was a senior analyst specializing in European banks at UBS Global Asset Management. Mr. Vislykh has been associated with the Subadviser in an investment management capacity since 2002 and began managing the Fund in December 2006.

    Mr. McQueen is the lead manager of the Fund and Messrs. McGraw, Moorman, Walker and Vislykh are co-portfolio managers. Mr. McQueen is responsible for the execution of the overall strategy of the Fund.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSGLSPT1 6/08
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                          VAN KAMPEN SERIES FUND, INC.

                         SUPPLEMENT DATED JUNE 11, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 31, 2007,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 2008 AND JUNE 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND," the following is hereby added as the fifth paragraph:

     As of April 30, 2008, Stephen Walker managed 7 registered investment companies with a total of approximately $2 billion in assets; 11 pooled investment vehicles other than registered investment companies with a total of approximately $946 million in assets; and 399 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $1.3 billion in assets.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND," the following is hereby added:

     As of April 30, 2008, the dollar range of securities beneficially owned by Stephen Walker in the Fund is shown below:

     Stephen Walker -- None(1)

(1)Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSSPTSAI 6/08